Leases - Additional Information (Detail) $ in Billions	12 Months Ended
Jun. 30, 2026 USD ($)
Operating Lease
Lessee, Lease, Description [Line Items]
Additional leases, primarily for datacenters, that have not yet commenced	$ 329.1
Finance Lease
Lessee, Lease, Description [Line Items]
Additional leases, primarily for datacenters, that have not yet commenced	$ 329.1
Minimum
Lessee, Lease, Description [Line Items]
Operating and Finance leases, remaining lease terms	1 year
Additional operating leases that have not yet commenced, lease terms	1 year
Additional finance leases that have not yet commenced, lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating and Finance leases, remaining lease terms	20 years
Operating leases, options to extend leases term	5 years
Finance leases, options to extend leases term	5 years
Operating and Finance leases, options to terminate leases term	1 year
Additional operating leases that have not yet commenced, lease terms	20 years
Additional finance leases that have not yet commenced, lease terms	20 years